Taxes - Schedule of Net Change in the Valuation Allowance of Deferred Tax Assets (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Net change of valuation allowance of Deferred tax assets
Balance at December 31,2023	$ 13,400,638
Additions-change to tax expense	3,882,744
Prior year true up	$ 7,395
Exchange rate difference	(414,873)
Balance at December 31,2024	$ 16,875,904